SUBSEQUENT EVENTS (Details Narrative)							1 Months Ended				2 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 21, 2023 shares	Dec. 12, 2023 shares	Nov. 15, 2023 shares	Aug. 02, 2023 shares	Aug. 04, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Feb. 28, 2023 USD ($) shares	Jan. 31, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Aug. 15, 2023 shares
Subsequent Event [Line Items]
Shareholder’s distributions | $													$ (11)	$ (129)	$ 616			$ (7,322)
Stock Issued During Period, Shares, Other										340,000
Warrants to purchase shares						200,000
Warrants assumptions volatility price						2.76
Issuance of warrants | $							$ 361,724						361,724
Common Stock [Member]
Subsequent Event [Line Items]
Shareholder’s distributions | $
Stock Issued During Period, Shares, Other													52,500	212,500
Issuance of warrants | $
Measurement Input, Price Volatility [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input						66.15
Measurement Input, Price Volatility [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input							69.13						69.13			69.13
Measurement Input, Expected Dividend Rate [Member]
Subsequent Event [Line Items]
Warrants assumptions volatility price						0
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input							0						0			0
Measurement Input, Discount Rate [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input							3.96						3.96			3.96
Greentree Financial Group Inc [Member]
Subsequent Event [Line Items]
Other expenses | $						$ 229,000
Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues																	265,000
Shares issued price per share | $ / shares												$ 2.00					$ 2.00
Shareholder’s distributions | $																	$ 2,000,000
Consulting Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share Price | $ / shares							$ 2						$ 2			$ 2
Stock Issued During Period, Shares, Issued for Services																300,000
Two Individual Investor [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues		12,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues	25,000			10,000				40,000
[custom:StockIssuedDuringPeriodSharesAllFourExtension]				40,000
Shares issued price per share | $ / shares	$ 2.00
Shareholder’s distributions | $	$ 50,000						$ 25,000
Stock issued during period shares new issues							410,000						410,000			410,000			30,000
Stock issued during period shares new issues							12,500
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues					10,000
Stock option shares exercised					20,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues											252,500
Shareholder’s distributions | $											$ 505,000
Share Price | $ / shares								$ 2.00			$ 2.00			$ 2.00
Subsequent Event [Member] | Gerry Newman [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues										640,000
Subsequent Event [Member] | Jacqueline Anz [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues									7,880,000
Shareholder’s distributions | $									$ 78,800
Subsequent Event [Member] | Christopher Von Zwehl [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues								595,000
Stock Issued During Period, Shares, Issued for Services								670,000
Subsequent Event [Member] | One Individual Investor [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues			12,500